Astor Active Income ETF Fund
Fund Summary: Astor Active Income ETF Fund
Investment Objective
The Fund primarily seeks income
and secondarily seeks capital preservation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares on page [19] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Astor Active Income ETF Fund	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Astor Active Income ETF Fund		Class A Shares	Class C Shares
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		7.70%	7.70%
Acquired Fund Fees and Expenses	[1]	0.37%	0.37%
Total Annual Fund Operating Expenses		9.02%	9.77%
Fee Waiver and Reimbursement	[2]	(7.75%)	(7.75%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.27%	2.02%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2016 so that the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor)) of the Fund do not exceed 0.90% and 1.65%, for Class A and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Astor Active Income ETF Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	598	2,310	3,886	7,306
Class C Shares	305	2,122	3,861	7,532

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests predominantly in exchange-traded funds (“ETFs”) that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents. The Fund defines equity securities to include ETFs that invest primarily in equity securities, such as common and preferred stocks. The Fund defines fixed-income securities to include ETFs that invest primarily in fixed-income securities, such as bonds, notes and debentures. The Fund defines alternative and specialty securities to include, ETFs that invest in commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETFs (ETFs designed to produce returns that are opposite to those of the index to which they are linked). Pursuant to the Fund’s principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs that each invest primarily in securities of large capitalization domestic issuers. While the percentage invested in each asset class will change over time, the Fund invests primarily in fixed income securities (as defined above). With respect to fixed income securities, the Fund may invest in debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization (“NRSRO”). Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

The adviser seeks to achieve the Fund’s investment objective by managing interest rate risk, credit risk and by diversifying among securities that are not expected to have returns that are highly correlated to each other or the equity and fixed income markets in general. The adviser uses an active strategy based on a proprietary macroeconomic model and investment philosophy to select ETFs that it believes have the potential to generate income and positive returns in the given economic environment. The adviser analyzes indicators relating to interest rate policy and yield curve movement, as well as economic data. Economic data inputs include: (1) employment, (2) output (through gross domestic product or GDP), and (3) overall market conditions. The adviser uses these indicators and economic inputs to determine, what the adviser believes is, the current phase of the economic and interest rate cycles. Once the structure of these cycles is identified, the adviser allocates assets and rebalances the Fund’s investment portfolio with the goal of achieving an attractive current yield with the appropriate risk-balanced position.

The adviser anticipates rebalancing the Fund’s portfolio based upon the adviser’s determination of changes in the economic and interest rate cycles, as well as other proprietary indicators. By using economic cycle-driven rebalancing, the adviser seeks to provide income. During economic contractions, the adviser will utilize defensive positioning, by decreasing portfolio allocations to credit risk and actively managing interest rate risk exposures.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETFs.

(1) Alternative and Specialty Assets Risks. The Fund may purchase ETFs that invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF. Inverse ETFs limit the Fund’s participation in market gains.

(2) Credit Risk. Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

(3) Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(4) ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments.

(5) Fixed-Income Risk. When the Fund invests in fixed-income ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers will also harm performance.

(6) High Yield or Junk Bond Risk. Lower-quality bonds and other debt securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

(7) Inverse Risk. The Fund engages in hedging activities by investing in inverse ETFs. Inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based. Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

(8) Management Risk. The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class A and Class C shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.astorimfunds.com or by calling (877) 738-0333.

Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	9/30/12	2.49%
Worst Quarter:	6/30/13	(2.93)%
The Fund’s year-to-date return for Class A Shares as of September 30, 2015 was (2.30)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns - Astor Active Income ETF Fund	Label	One Year	Since Inception	Inception Date
Class A Shares	Return before taxes	(1.50%)	1.57%	Sep. 30, 2011
Class A Shares | Return after taxes on distributions		(2.57%)	0.59%
Class A Shares | Return after taxes on distributions and sale of Fund shares		(0.82%)	0.79%
Class C Shares	Return before taxes	1.68%	2.36%
Barclays Capital U.S Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		5.97%	2.95%

The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. An investor cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are only shown for Class A shares and after-tax returns for Class C shares will vary.

Astor Long/Short ETF Fund
Fund Summary: Astor Long/Short ETF Fund
Investment Objective
The Fund seeks total return through a combination of capital appreciation and income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares on page [19] the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Astor Long/Short ETF Fund	Class A shares	Class C shares	Class I shares	Class R shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Astor Long/Short ETF Fund		Class A shares	Class C shares	Class I shares	Class R shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses		0.41%	0.41%	0.41%	0.41%
Acquired Fund Fees and Expenses	[1]	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses		1.98%	2.73%	1.73%	1.98%
Fee Waiver and Reimbursement	[2]	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.82%	2.57%	1.57%	1.82%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2016 so that the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor)) of the Fund do not exceed 1.50%, 2.25%, 1.25% and 1.50% for Class A, Class C, Class I and Class R shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Astor Long/Short ETF Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A shares	651	1,052	1,478	2,659
Class C shares	360	832	1,430	3,049
Class I shares	160	529	924	2,028
Class R shares	185	606	1,053	2,293

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests predominantly in exchange-traded funds (“ETFs”) that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents. The Fund defines equity securities to include ETFs that invest primarily in equity securities, such as common and preferred stocks. The Fund defines fixed-income securities to include ETFs that invest primarily in fixed-income securities, such as bonds, notes and debentures. The Fund defines alternative and specialty securities to include, ETFs that invest in commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETFs (ETFs designed to produce returns that are opposite to those of the index to which they are linked). Pursuant to the Fund’s principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs that each invest primarily in securities of large capitalization domestic issuers. While the percentage invested in each asset class will change over time, the Fund invests primarily in equity securities and fixed income securities (as defined above). With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor’s Rating Group or similarly rated by another nationally recognized statistical rating organization (“NRSRO”). Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

Astor Investment Management LLC the Fund’s investment adviser, uses a tactical asset allocation strategy based on a proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment.

The model and philosophy analyze economic data inputs including: (1) employment, (2) output (through gross domestic product or GDP), and (3) overall market conditions to determine what the adviser believes is the current phase of the business cycle. Once the current phase of the business cycle is identified as (i) expansion, (ii) peak, (iii) contraction or (iv) trough, the adviser allocates assets and rebalances the Fund’s investment portfolio with the goal of achieving positive total returns regardless of the phase of the business cycle.

The adviser anticipates rebalancing the Fund’s portfolio based upon the adviser’s determination of changes in the economic cycle as well as other proprietary indicators. By using economic cycle-driven rebalancing, the adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs linked to broad market indices, such as the Standard & Poor’s 500 Index. During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and alternative/specialty ETFs as well as ETFs with inverse market exposure. Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market trends. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. Alternative or specialty ETFs are selected to provide positive returns that are non-correlated to the equity market in general. These may include ETFs linked to commodities, such as oil or gold, as well as ETFs focused on specific industries such as real estate, or focused on economic segments such as foreign currencies.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETFs.

(1) Alternative and Specialty Assets Risks. The Fund may purchase ETFs that invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF. Inverse ETFs limit the Fund’s participation in market gains.

(2) Credit Risk. Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

(3) Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(4) ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments.

(5) Fixed-Income Risk. When the Fund invests in fixed-income ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers will also harm performance.

(6) Inverse Risk. The Fund engages in hedging activities by investing in inverse ETFs. Inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based. Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

(7) Management Risk. The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests (long or short via inverse ETFs) may prove to be incorrect and may not produce the desired results.

(8) Turnover Risk . A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Performance:

The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of its benchmark and supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.astorimfunds.com or by calling (877) 738-0333.

Class I Annual Total Return (Years ended December 31)

Best Quarter:	9/30/10	9.34%
Worst Quarter:	9/30/11	(8.74)%
The Fund’s year-to-date return for Class I Shares as of September 30, 2015 was (6.03)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns - Astor Long/Short ETF Fund		Label	One Year	Five Years	Since Inception		Inception Date
Class I shares		Return before taxes	7.84%	4.62%	4.41%		Oct. 19, 2009
Class I shares | Return after taxes on distributions			7.63%	4.34%	4.15%
Class I shares | Return after taxes on distributions and sale of Fund shares			4.44%	3.51%	3.36%
Class R shares		Return before taxes	7.45%	4.35%	4.16%		Oct. 19, 2009
Class C shares		Return before taxes	5.74%		3.34%	[1]	Mar. 12, 2010
Class A shares		Return before taxes	2.38%		5.08%	[2]	Nov. 30, 2011
S&P 500 Index	[3]		13.69%	15.45%	15.26%
Barclays Capital U.S. Aggregate Bond Index	[4]		5.97%		4.21%
[1]	Class C shares commenced operations on March 12, 2010.
[2]	Class A shares commenced operations on November 30, 2011.
[3]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. Investors cannot directly invest in an index.
[4]	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class I shares, and after-tax returns for other classes will vary.

Astor Macro Alternative Fund
Fund Summary: Astor Macro Alternative Fund
Investment Objective
The Fund seeks to provide positive returns with less overall risk than the global equity markets.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Astor Macro Alternative Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Astor Macro Alternative Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.65%	1.65%	1.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	74.98%	74.98%	74.98%
Acquired Fund Fees and Expenses	[2]	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		76.93%	77.68%	76.68%
Fee Waiver and Reimbursement		(74.64%)	(74.64%)	(74.64%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.29%	3.04%	2.04%
[1]	The expenses of the Fund's wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[2]	The Adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2016 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 2.24%, 2.99% and 1.99%, for Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Astor Macro Alternative Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	696	6,868	7,355	7,396
Class C Shares	307	6,726	7,206	7,244
Class I Shares	207	6,707	7,228	7,274

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies:

The Astor Macro Alternative Fund (the "Fund") utilizes multiple quantitative strategies implemented over a broad variety of asset classes and countries in seeking to achieve its investment objective and generate high risk-adjusted returns (capital appreciation) with lower volatility than the global equity markets. While the Fund may generate income that is not expected to be the primary source of achieving its investment objective. The Fund may invest in domestic or foreign equity or fixed income securities and will also seek exposure to global currency and commodity markets by investing primarily in exchange traded funds (“ETFs”) and futures contracts. The Fund may also invest in swap contracts, or securities directly, to achieve its investment objective.

The Fund invests in ETFs that each invest primarily in either equity securities (common and preferred stocks) or fixed-income securities (such as bonds, notes and debentures). The Fund utilizes an asset allocation model to determine the percentage of exposure to specific global markets and equity securities vs. fixed income. The Fund invests in ETFs without restriction as to the underlying securities issuers’ capitalization, country or currency. With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor's Rating Group or similarly rated by another nationally recognized statistical rating organization ("NRSRO”) with a maximum duration of 30 years or less. However, the Fund may invest in fixed income securities of any credit quality (including high yield), and any maturity.

The Fund gains exposure to various assets classes and global markets, including emerging markets, by investing in both ETFs and futures contracts linked to stock indices, fixed income, currency and commodities (such as base metals, agriculture, soft goods, and energy). The Fund's investment adviser seeks superior returns and below-market volatility through a tactical asset allocation strategy based on its proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment. For example, a strong economy in a given country could lead the Fund to take larger positions in equity investments, while reducing its exposure to such country’s fixed income or bond markets.

The adviser's investment model and philosophy uses technical indicators to analyze country-specific economic data inputs including: (1) employment, (2) output (through gross domestic product or GDP) and (3) overall market conditions. The adviser uses these economic inputs to determine, what the adviser believes to be, the current phase of the business cycle: expansion or contraction. Once the current phase of the business cycle is identified, the adviser tactically allocates assets among various sectors and rebalances the Fund's investment portfolio with the goal of achieving positive returns with relatively low return volatility compared to the global markets throughout all phases of the business cycle. The adviser anticipates rebalancing the Fund’s portfolio based upon its determination of changes in the economic cycle as well as other proprietary indicators.

In making investment decisions outside the US, the Fund also considers relative inflation rates, the rate of currency appreciation relative to inflation, current account deficits and the state of the world business cycle. In addition the adviser considers a wide variety of financial market data including short and long term interest rates, and the difference between those rates and those of the United States, valuation ratios, recent market volatility and recent market volatility relative to the price of options.

The Fund may hedge its long portfolio by maintaining short exposure through futures, or purchasing inverse ETFs. The Fund may also hedge its currency exposure on international equity positions through its fundamental currency strategy which trades futures linked to currency such as the GBP, EUR, JPY, and AUD in equal weighting long, short, or neutral against one another and a currency momentum strategy that utilizes futures to trade such currencies against the dollar.

Subsidiary

The Fund may execute the commodities portion of its investment strategy, by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Subsidiary. The Subsidiary will invest primarily in commodities. However, the Fund may also make these investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiary are also principal investment strategies and principal risks of the Fund and are reflected in this Prospectus. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. Because the Fund may invest a substantial portion of its assets in the Subsidiary, references to the Fund may also include the Subsidiary. In seeking to fulfill the Fund's investment objective, the adviser may engage in frequent trading of the Fund's portfolio securities.

Principal Investment Risks:

As with all mutual Fund, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETFs:

(1) Alternative and Specialty Assets Risks: The Fund may invest in "alternative asset" or "specialty" market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF.

(2) Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

(3) Counterparty Risk: The Fund's investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty's failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund's investing activities.

(4) Credit Risk: Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer's financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another NRSRO.

(5) Currency Risk (Domestic and Foreign): The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade issuer may default. Country risk arises because a government may interfere with transactions in its currency.

(6) Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to leverage and credit risk.

(7) Emerging Market Risk: Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

(8) Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(9) ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments.

(10) Fixed-Income Risk: When the Fund invests in fixed-income, the value of your investment in the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers will also harm performance.

(11) Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

(12) Futures Risk: There could be an imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract. Also, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

(13) Hedging Transactions Risk: The Adviser, from time to time, employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. The Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

(14) High-Yield Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

(15) Inverse ETF Risk: Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Fund's participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

(16) Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate.

(17) Management Risk: The Adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

(18) Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund's portfolio turnover rate is expected to be above 100% annually.

(19) Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

(20) Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

(21) Swap Risk: Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund's gains from a swap agreement or may cause the Fund to lose money.

(22) Wholly Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling (877) 738-0333 or visiting www.astorimfunds.com. Daily net asset value per share information is available by calling (877) 738-0333.

Astor S.T.A.R. ETF Fund
Fund Summary: Astor S.T.A.R. ETF Fund
Investment Objective
The Fund seeks capital appreciation with less volatility than the equity market in general.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares on page [19] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Astor S.T.A.R. ETF Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Astor S.T.A.R. ETF Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	[1]	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses		2.25%	3.00%	2.00%
Fee Waiver and Reimbursement	[2]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.15%	2.90%	1.90%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2016 so that the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor)) of the Fund do not exceed 1.50%, 2.25% and 1.25%, for Class A, Class C, Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Astor S.T.A.R. ETF Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	683	1,136	1,614	2,930
Class C Shares	393	918	1,568	3,311
Class I Shares	193	618	1,069	2,319

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies:

The Sector Tactical Asset Rotation (S.T.A.R.) ETF Fund (the “Fund”) invests predominantly in exchange-traded funds (“ETFs”) that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents. Where appropriate, the Fund intends to invest primarily in the universe of ETFs offered by First Trust Portfolios, L.P., including the AlphaDEX® line of ETFs. However, it may invest in ETFs offered by other firms where First Trust Portfolios, L.P. does not offer an ETF to meet the Fund’s current allocation strategy, or the portfolio managers otherwise select an alternate ETF to match the current allocation strategy. The Fund defines equity securities to include ETFs that invest primarily in equity securities, such as common and preferred stocks. The Fund defines fixed-income securities to include ETFs that invest primarily in fixed-income securities, such as bonds, notes and debentures. The Fund defines alternative and specialty securities to include, ETFs that invest in commodities, foreign currencies and real estate investment trusts (“REITs”). Pursuant to the Fund’s principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs that each invest primarily in domestic issuers of varying market capitalizations. While the percentage invested in each asset class will change over time, the Fund invests primarily in equity securities and fixed income securities (as defined above). With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor’s Rating Group or similarly rated by another nationally recognized statistical rating organization (“NRSRO”). Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

The Fund is named to reflect its investment strategy–”sector tactical asset rotation” or S.T.A.R. The Fund’s adviser seeks capital appreciation and below-market return volatility through a tactical asset allocation strategy based on its proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment.

To facilitate the rotation of assets in the relevant sectors, the Fund intends to invest a substantial amount of its assets in the ETFs offered by First Trust Portfolios, L.P. including the AlphaDEX® line of ETFs.

The adviser’s investment model and philosophy analyze economic data inputs including: (1) employment, (2) output (through gross domestic product or GDP), and (3) overall market conditions. The adviser uses these economic inputs to determine, what the adviser believes to be, the current phase of the business cycle: (i) expansion, (ii) peak, (iii) contraction or (iv) trough. Once the current phase of the business cycle is identified, the adviser tactically allocates assets among various sectors and rebalances the Fund’s investment portfolio with the goal of achieving capital appreciation and relatively low return volatility throughout all phases of the business cycle.

The adviser anticipates rebalancing the Fund’s portfolio based upon the adviser’s determination of changes in the economic cycle as well as other proprietary indicators. By using economic cycle-driven rebalancing (rotation), the adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs linked to broad market indices, such as the Standard & Poor’s 500 Index. During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFsand alternative/specialty ETFs. Alternative or specialty ETFs are selected to provide positive returns that are non-correlated to the equity market in general. These may include ETFs linked to commodities, such as oil or gold, as well as ETFs focused on specific industries such as real estate, or focused on specific economic segments.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETFs.

(1) First Trust AlphaDEX® Fund Risk . The Fund may invest in ETFs sponsored by First Trust Portfolios, L.P., where appropriate. The adviser and First Trust Portfolios, L.P. have entered into a reciprocal license agreement, which may present a conflict of interest by creating an incentive for the adviser to select First Trust ETFs when other ETFs may also be considered suitable for investment purposes within the S.T.A.R. Program. While the adviser has determined such family of ETFs to provide appropriate investment opportunities across the various sectors to deploy its asset allocation strategy, First Trust ETFs may have management fees or expenses which are higher than alternative ETFs the portfolio managers may have selected.

(2) Alternative and Specialty Assets Risks. The Fund may purchase ETFs that invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities or real estate, and may include leverage, which magnifies the changes in the value of the ETF.

(3) Credit Risk. Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

(4) Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(5) ETF Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments.

(6) Fixed-Income Risk. When the Fund invests in fixed-income ETFs the value of your investment in the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers will also harm performance.

(7) Management Risk. The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

(8) Small and Medium Capitalization Company Risk. Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class A and Class C shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.astorimfunds.com or by calling (877) 738-0333.

Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	3/31/13	10.43%
Worst Quarter:	9/30/14	(3.60)%
The Fund’s year-to-date return for Class A shares as of September 30, 2015 was (7.99)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns - Astor S.T.A.R. ETF Fund	Label	One Year	Since Inception	Inception Date
Class A Shares	Return before taxes	2.80%	13.12%	Sep. 30, 2011
Class A Shares | Return after taxes on distributions		2.78%	12.94%
Class A Shares | Return after taxes on distributions and sale of Fund shares		1.60%	10.20%
Class C Shares	Return before taxes	6.08%	14.07%	Sep. 30, 2011
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		13.69%	20.20%

The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the S&P 500® Index does not reflect any fees or expenses. You cannot invest directly in an index and unmanaged index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are only shown for Class A shares and after-tax returns for Class C shares will vary.